Summary of Amortization Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill [Line Items]
Total	$ 1,567	¥ 11,437	¥ 12,305	¥ 102,621
Cost of Sales [Member]
Goodwill [Line Items]
Total		9,613	9,613	9,613
Research and Development Expenses [Member]
Goodwill [Line Items]
Total		900	1,800	900
Sales and Marketing Expenses [Member]
Goodwill [Line Items]
Total				88,287
General and Administrative Expense [Member]
Goodwill [Line Items]
Total		¥ 924	¥ 892	¥ 3,821